Goodwill - Additional Information (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of information for cash-generating units [Line Items]
Goodwill		$ 205,167	$ 207,399
Goodwill impairment charges	$ 207,544
Projected cash flows period	five-year
Canada Contract Drilling CGU [member]
Disclosure of information for cash-generating units [Line Items]
Goodwill impairment charges	$ 172,200
Recoverable amount of asset or cash-generating unit	11.66%	9.72%
Value in use	$ 941,600
Percentage increase in discount rates resulted in additional impairment	0.50%
Additional impairment charges to remaining assets	$ 37,300
U.S. Directional Drilling CGU [member]
Disclosure of information for cash-generating units [Line Items]
Goodwill impairment charges	$ 35,300
Recoverable amount of asset or cash-generating unit	12.16%	11.72%
Value in use	$ 38,800
Percentage increase in discount rates resulted in additional impairment	0.50%
Additional impairment charges to remaining assets	$ 2,400
Canada Contract Drilling CGU [member]
Disclosure of information for cash-generating units [Line Items]
Goodwill	172,200
U.S. Directional Drilling CGU [member]
Disclosure of information for cash-generating units [Line Items]
Goodwill	$ 35,300